SCHEDULE OF OPERATING LEASE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Operating lease liability, beginning	$ 584,325	$ 380,927
Initial adoption of ASU 2016-02			83,549
Additions		351,886	354,263
Lease payments	(93,244)	(201,562)	(69,448)
Interest expense	17,899	25,319	7,033
Foreign exchange effect	(10,241)	30,820	5,530
Prior period adjustment		(3,065)
Balance, April 30, 2022	498,739	584,325	380,927
Current lease obligation	244,592	192,045	143,709
Non-current lease obligation	254,147	392,280	237,218
Vancouver Office [Member]
Operating lease liability, beginning	66,604	18,123
Initial adoption of ASU 2016-02			60,418
Additions		91,237
Lease payments	(24,187)	(47,931)	(43,627)
Interest expense	1,958	3,076	2,477
Foreign exchange effect		2,099	(1,145)
Prior period adjustment
Balance, April 30, 2022	44,375	66,604	18,123
Current lease obligation	44,375	46,270
Non-current lease obligation		20,334
Virginia Office [Member]
Operating lease liability, beginning	262,612
Initial adoption of ASU 2016-02
Additions		260,649
Lease payments		(5,137)
Interest expense	9,230	3,019
Foreign exchange effect	(2,728)	4,081
Prior period adjustment
Balance, April 30, 2022	269,114	262,612
Current lease obligation	71,092	16,328
Non-current lease obligation	198,022	246,284
Nevada Office [Member]
Operating lease liability, beginning		12,211
Initial adoption of ASU 2016-02			23,131
Additions
Lease payments		(9,457)	(14,990)
Interest expense		219	1,005
Foreign exchange effect		92	3,065
Prior period adjustment		(3,065)
Balance, April 30, 2022			12,211
Current lease obligation
Non-current lease obligation
Pilot Plant [Member]
Operating lease liability, beginning	255,109	350,593
Initial adoption of ASU 2016-02
Additions			354,263
Lease payments	(69,057)	(139,037)	(10,831)
Interest expense	6,711	19,005	3,551
Foreign exchange effect	(7,513)	24,548	3,610
Prior period adjustment
Balance, April 30, 2022	185,250	255,109	$ 350,593
Current lease obligation	129,125	129,447
Non-current lease obligation	$ 56,125	$ 125,662